Summary of Significant Accounting Policies (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012		Sep. 30, 2015
Revenue Recognition (Numeric) [Abstract]
Costs in excess of billings on uncompleted contracts or programs		$ 20		$ 14
Billings in excess of cost		41		75
Accounts receivable		186		233			$ 261
Restricted cash and cash equivalents		193		85
Interest costs, capitalized during the period		$ 23		37	$ 47
Asset Impairment (Excluding Investments) (Numeric) [Abstract]
Percentage in excess of gains and losses equal to the plan's projected benefit obligation to use accelerated amortization		30.00%
Minimum percentage of gains and losses under the accelerated method that are amortized on a straight line basis		10.00%
Maximum percentage of gains and losses under the accelerated that are amortized on a straight line basis		30.00%
Income Taxes [Abstract]
Intercompany tax receivables (payables)		$ 105		44
Minimum percentage to be attained of likelihood of uncertain tax position being realized		50.00%
Fuel, materials and supplies on the Balance Sheet		$ 455		358
Fuel [Member]
Income Taxes [Abstract]
Fuel, materials and supplies on the Balance Sheet		243		163
Natural Gas Stored Underground [Member]
Income Taxes [Abstract]
Fuel, materials and supplies on the Balance Sheet		7		2
Material And Supplies [Member]
Income Taxes [Abstract]
Fuel, materials and supplies on the Balance Sheet		$ 205		$ 193
Nonregulated Property Plant And Equipment Generation [Member]
Depreciation (Details) [Abstract]
Weighted-average rates		3.28%		3.10%
Nonregulated Property Plant And Equipment Generation [Member] | Brunner Island And Montour Plants [Member]
Asset Impairment (Excluding Investments) (Numeric) [Abstract]
Carrying value of utility plants		$ 2,600
Nonregulated Property Plant And Equipment Generation [Member] | Brunner Island Plant [Member]
Asset Impairment (Excluding Investments) (Numeric) [Abstract]
Carrying value of utility plants		1,400
Nonregulated Property Plant And Equipment Generation [Member] | Montour Plant [Member]
Asset Impairment (Excluding Investments) (Numeric) [Abstract]
Carrying value of utility plants		1,200
Margin Deposits Posted To Counterparties [Member]
Revenue Recognition (Numeric) [Abstract]
Restricted cash and cash equivalents		175		$ 67
Ironwood Debt Service Reserves [Member]
Revenue Recognition (Numeric) [Abstract]
Restricted cash and cash equivalents		17		17
Other Restricted Cash [Member]
Revenue Recognition (Numeric) [Abstract]
Restricted cash and cash equivalents		1		1
Allowance For Doubtful Accounts [Member]
Revenue Recognition (Numeric) [Abstract]
Balance at beginning of period		21		23	15
Additions charged to income		0		1	12	[1]
Additions charged to other accounts		0		0	0
Deductions	[2]	19	[1]	3	4
Balance at end of period		2		21	23
Accounts Receivable [Member]
Revenue Recognition (Numeric) [Abstract]
Accounts receivable		336		$ 294	$ 313
Energy Related Businesses Adjustment 2014 [Member]
Revenue Recognition (Numeric) [Abstract]
Out of period adjustment amount, pre-tax		17
Out of period adjustment amount, after-tax		$ 10

[1]	In 2011, a wholesale customer, SMGT, filed for bankruptcy protection under Chapter 11 of the U.S. Bankruptcy code. In 2012, PPL EnergyPlus recorded an additional allowance for unpaid amounts under the long-term power contract and the U.S. Bankruptcy Court for the District of Montana approved a request to terminate the contract. In 2014, PPL EnergyPlus received an insignificant amount of cash, settling the outstanding administrative claim and therefore, the related reserve balance was offset against the accounts receivable balance.
[2]	Primarily related to uncollectible accounts written off.